REVENUE - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Revenue recognition is included in contract liability	$ 3,303	$ 2,981	$ 3,111
Waiver of segment shortfall fees		894
Reclassifiaction of liability		$ 1,111